Bennett Group of Funds
1400 K Street, N.W. Suite 501
Washington, D.C. 20005

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

May 5, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Bennett Group of Funds (the “Registrant”)
File Nos. 333-169582 and 811-22478
Transmittal Letter and Request for Acceleration
Ladies and Gentlemen:

On behalf of the Registrant, please find transmitted concurrently for filing via the EDGAR system Pre-Effective Amendment No. 3 (the “Amendment”) to the Registrant’s initial Registration Statement on Form N-1A, which was filed on September 24, 2010, and amended by Pre-Effective Amendment No. 1, which was filed on December 6, 2010, and amended by Pre-Effective Amendment No. 2, which was filed on March 30, 2011 (the “Registration Statement”).  Pursuant to Section 6(a) of the Securities Act of 1933, as amended (the “1933 Act”), and in accordance with Rule 472 thereunder, the Registrant is filing the Amendment with the U.S. Securities and Exchange Commission (the “SEC”).

The Registrant is filing the Amendment for the purpose of reflecting certain modifications to the disclosure contained in the Registrant’s prospectus, statement of additional information, and Part C, as previously discussed with the SEC staff, and to provide certain information that was not included in the Registration Statement.  The Registrant’s responses to the SEC staff’s most recent comments are discussed in a letter dated May 5, 2011, which will be filed contemporaneously with the filing of the Amendment.

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Foreside Fund Services, LLC, respectfully request that the effectiveness of the Registrant’s Registration Statement, as amended by the Amendment, be accelerated to Friday, May 6, 2011, or as soon as practicable thereafter.

Filing Desk
U.S. Securities and Exchange Commission
May 5, 2011

Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Registration Statement.  Please contact Alexander Smith of Stradley Ronon Stevens & Young, LLP at (215) 564-8554 if you have any questions or need further information.

Sincerely yours,

/s/Dawn J. Bennett
Name:  Dawn J. Bennett
Title:  President
Company:  Bennett Group of Funds

/s/Nanette K. Chern
Name:  Nanette K. Chern
Title:  Vice President
Company:  Foreside Fund Services, LLC

cc:	Alexander F. Smith, Esq.
Stradley Ronon Stevens & Young, LLP